Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.8% OF NET ASSETS

Banks 3.0%
Citizens Financial Group, Inc.	171,595	5,535,655
East West Bancorp, Inc.	311,867	19,401,246
Truist Financial Corp.	443,731	14,740,744
		39,677,645

Capital Goods 4.3%
A.O. Smith Corp.	259,182	18,824,389
Fastenal Co.	122,982	7,207,975
General Dynamics Corp.	45,415	10,153,886
Lockheed Martin Corp.	15,326	6,841,067
Parker-Hannifin Corp.	12,337	5,058,293
Watsco, Inc.	25,796	9,755,789
		57,841,399

Commercial & Professional Services 1.1%
Republic Services, Inc., Class A	95,577	14,442,640

Consumer Discretionary Distribution & Retail 6.6%
Amazon.com, Inc. *	394,176	52,693,448
The Home Depot, Inc.	36,635	12,230,228
The TJX Cos., Inc.	261,519	22,629,239
		87,552,915

Consumer Services 2.3%
Starbucks Corp.	295,544	30,018,404

Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	26,388	14,794,960
Walmart, Inc.	99,765	15,948,433
		30,743,393

Energy 6.6%
EOG Resources, Inc.	357,784	47,417,114
Exxon Mobil Corp.	377,413	40,473,770
		87,890,884

Equity Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	67,674	12,879,039

Financial Services 11.5%
Berkshire Hathaway, Inc., Class B *	91,198	32,098,048
CME Group, Inc.	113,889	22,659,355
Fidelity National Information Services, Inc.	525,275	31,716,105
SECURITY	NUMBER OF SHARES	VALUE ($)
PayPal Holdings, Inc. *	452,716	34,324,927
Visa, Inc., Class A	134,673	32,015,812
		152,814,247

Food, Beverage & Tobacco 5.0%
Constellation Brands, Inc., Class A	91,600	24,988,480
Diageo plc, ADR	54,716	9,626,733
The Coca-Cola Co.	518,913	32,136,282
		66,751,495

Health Care Equipment & Services 7.8%
Abbott Laboratories	186,054	20,713,392
Boston Scientific Corp. *	290,769	15,076,373
CVS Health Corp.	350,654	26,190,347
Intuitive Surgical, Inc. *	85,130	27,616,172
UnitedHealth Group, Inc.	27,797	14,075,567
		103,671,851

Household & Personal Products 1.7%
L'Oreal S.A., Sponsored ADR	141,090	13,138,301
The Estee Lauder Cos., Inc., Class A	54,905	9,882,900
		23,021,201

Materials 0.7%
Linde plc	23,368	9,129,176

Media & Entertainment 10.0%
Alphabet, Inc., Class A *	649,580	86,212,257
Meta Platforms, Inc., Class A *	144,501	46,038,019
		132,250,276

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Eli Lilly & Co.	21,268	9,667,369
Johnson & Johnson	177,193	29,685,143
Pfizer, Inc.	633,044	22,827,567
Roche Holding AG, Sponsored ADR	439,715	17,016,971
Thermo Fisher Scientific, Inc.	32,190	17,661,365
Zoetis, Inc.	151,573	28,509,366
		125,367,781

Semiconductors & Semiconductor Equipment 4.9%
ASML Holding N.V. NY Registry Shares	20,750	14,865,508
Broadcom, Inc.	55,414	49,797,791
		64,663,299

Software & Services 10.8%
Accenture plc, Class A	37,155	11,753,984
Adobe, Inc. *	21,000	11,469,570

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fortinet, Inc. *	128,274	9,969,455
Microsoft Corp.	328,583	110,377,602
		143,570,611

Technology Hardware & Equipment 8.3%
Apple Inc.	561,309	110,269,153

Utilities 1.5%
Duke Energy Corp.	209,354	19,599,721
Total Common Stocks (Cost $868,936,570)		1,312,155,130

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (a)	17,066,194	17,066,194
Total Short-Term Investments (Cost $17,066,194)		17,066,194
Total Investments in Securities (Cost $886,002,764)		1,329,221,324

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,312,155,130	$—	$—	$1,312,155,130
Short-Term Investments[1]	17,066,194	—	—	17,066,194
Total	$1,329,221,324	$—	$—	$1,329,221,324

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Banks 7.9%
Bank of America Corp.	300,000	9,600,000
Huntington Bancshares, Inc.	340,000	4,161,600
JPMorgan Chase & Co.	125,000	19,745,000
Truist Financial Corp.	185,000	6,145,700
		39,652,300

Capital Goods 8.4%
Fastenal Co.	62,000	3,633,820
General Dynamics Corp.	15,000	3,353,700
Illinois Tool Works, Inc.	18,500	4,871,420
Lockheed Martin Corp.	32,000	14,283,840
Parker-Hannifin Corp.	13,000	5,330,130
RTX Corp.	58,000	5,099,940
Watsco, Inc.	15,000	5,672,850
		42,245,700

Consumer Discretionary Distribution & Retail 5.8%
Genuine Parts Co.	35,000	5,450,200
The Home Depot, Inc.	35,000	11,684,400
The TJX Cos., Inc.	135,000	11,681,550
		28,816,150

Consumer Services 2.3%
McDonald’s Corp.	39,000	11,434,800

Consumer Staples Distribution & Retail 2.4%
Walmart, Inc.	75,000	11,989,500

Energy 8.1%
Chevron Corp.	100,000	16,366,000
Exxon Mobil Corp.	180,000	19,303,200
Kinder Morgan, Inc.	290,000	5,135,900
		40,805,100

Equity Real Estate Investment Trusts (REITs) 2.5%
Crown Castle, Inc.	48,750	5,279,137
Lamar Advertising Co., Class A	40,000	3,948,000
Public Storage	12,000	3,381,000
		12,608,137

Financial Services 9.0%
BlackRock, Inc.	16,500	12,191,025
Fidelity National Information Services, Inc.	155,000	9,358,900
SECURITY	NUMBER OF SHARES	VALUE ($)
Morgan Stanley	155,000	14,191,800
Visa, Inc., Class A	38,500	9,152,605
		44,894,330

Food, Beverage & Tobacco 8.2%
Altria Group, Inc.	120,000	5,450,400
Philip Morris International, Inc.	150,000	14,958,000
The Coca-Cola Co.	335,000	20,746,550
		41,154,950

Health Care Equipment & Services 7.8%
Abbott Laboratories	77,000	8,572,410
CVS Health Corp.	110,000	8,215,900
Medtronic plc	113,000	9,916,880
UnitedHealth Group, Inc.	24,000	12,152,880
		38,858,070

Household & Personal Products 3.1%
The Procter & Gamble Co.	100,000	15,630,000

Insurance 1.6%
The Allstate Corp.	70,000	7,887,600

Materials 0.7%
PPG Industries, Inc.	23,000	3,309,700

Media & Entertainment 2.9%
Comcast Corp., Class A	275,000	12,446,500
Omnicom Group, Inc.	26,250	2,221,275
		14,667,775

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
Johnson & Johnson	103,000	17,255,590
Pfizer, Inc.	295,000	10,637,700
Roche Holding AG	40,663	12,607,618
Zoetis, Inc.	25,000	4,702,250
		45,203,158

Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	16,800	15,097,320

Software & Services 7.3%
Accenture plc, Class A	36,500	11,546,775
International Business Machines Corp.	75,000	10,813,500
Microsoft Corp.	43,000	14,444,560
		36,804,835

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 4.0%
Apple Inc.	26,000	5,107,700
Cisco Systems, Inc.	287,500	14,961,500
		20,069,200

Telecommunication Services 2.2%
BCE, Inc.	165,000	7,131,300
Verizon Communications, Inc.	110,000	3,748,800
		10,880,100

Transportation 1.1%
United Parcel Service, Inc., Class B	30,000	5,613,900

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.6%
Duke Energy Corp.	110,000	10,298,200
Eversource Energy	40,000	2,893,200
		13,191,400
Total Common Stocks (Cost $413,006,357)		500,814,025
Total Investments in Securities (Cost $413,006,357)		500,814,025

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$455,610,867	$—	$—	$455,610,867
Pharmaceuticals, Biotechnology & Life Sciences	32,595,540	12,607,618	—	45,203,158
Total	$488,206,407	$12,607,618	$—	$500,814,025

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 93.3% OF NET ASSETS

Automobiles & Components 1.5%
Tesla, Inc. *	17,116	4,577,332

Capital Goods 4.9%
Fastenal Co.	38,044	2,229,759
Illinois Tool Works, Inc.	4,799	1,263,673
Lockheed Martin Corp.	7,652	3,415,623
Parker-Hannifin Corp.	10,673	4,376,037
Quanta Services, Inc.	9,885	1,993,014
Watsco, Inc.	3,371	1,274,878
		14,552,984

Commercial & Professional Services 1.5%
Paychex, Inc.	13,902	1,744,284
Republic Services, Inc., Class A	17,758	2,683,411
		4,427,695

Consumer Discretionary Distribution & Retail 7.9%
Amazon.com, Inc. *	114,359	15,287,511
O'Reilly Automotive, Inc. *	1,888	1,747,892
The Home Depot, Inc.	12,073	4,030,450
The TJX Cos., Inc.	25,285	2,187,911
		23,253,764

Consumer Durables & Apparel 1.8%
Deckers Outdoor Corp. *	3,962	2,154,100
NIKE, Inc., Class B	28,300	3,124,037
		5,278,137

Consumer Services 1.7%
Starbucks Corp.	48,462	4,922,285

Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	7,253	4,066,540

Energy 0.7%
EOG Resources, Inc.	14,768	1,957,203

Equity Real Estate Investment Trusts (REITs) 0.8%
American Tower Corp.	6,424	1,222,551
Public Storage	4,253	1,198,283
		2,420,834

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 5.4%
Interactive Brokers Group, Inc., Class A	18,507	1,616,216
Mastercard, Inc., Class A	11,969	4,719,138
MSCI, Inc., Class A	2,815	1,542,845
PayPal Holdings, Inc. *	28,277	2,143,962
Visa, Inc., Class A	24,440	5,810,121
		15,832,282

Food, Beverage & Tobacco 3.2%
Constellation Brands, Inc., Class A	10,649	2,905,047
Diageo plc, ADR	12,155	2,138,551
PepsiCo, Inc.	14,805	2,775,345
Philip Morris International, Inc.	14,946	1,490,415
		9,309,358

Health Care Equipment & Services 5.3%
Edwards Lifesciences Corp. *	27,680	2,271,697
IDEXX Laboratories, Inc. *	3,556	1,972,620
Intuitive Surgical, Inc. *	16,517	5,358,115
UnitedHealth Group, Inc.	11,673	5,910,857
		15,513,289

Household & Personal Products 0.8%
The Estee Lauder Cos., Inc., Class A	13,741	2,473,380

Insurance 1.0%
Arthur J. Gallagher & Co.	13,345	2,866,506

Media & Entertainment 9.1%
Alphabet, Inc., Class A *	120,240	15,958,253
Meta Platforms, Inc., Class A *	25,540	8,137,044
Netflix, Inc. *	6,145	2,697,471
		26,792,768

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Eli Lilly & Co.	10,599	4,817,775
Horizon Therapeutics plc *	11,420	1,145,083
Moderna, Inc. *	20,760	2,442,622
Thermo Fisher Scientific, Inc.	6,166	3,383,038
Zoetis, Inc.	20,079	3,776,659
		15,565,177

Semiconductors & Semiconductor Equipment 9.4%
Advanced Micro Devices, Inc. *	21,181	2,423,107
ASML Holding N.V. NY Registry Shares	5,852	4,192,431

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Broadcom, Inc.	9,252	8,314,310
NVIDIA Corp.	27,403	12,805,148
		27,734,996

Software & Services 19.2%
Accenture plc, Class A	8,194	2,592,172
Adobe, Inc. *	10,158	5,547,995
Fortinet, Inc. *	27,385	2,128,362
Gartner, Inc. *	10,548	3,729,667
Intuit, Inc.	4,573	2,340,004
Microsoft Corp.	99,364	33,378,355
Palo Alto Networks, Inc. *	11,676	2,918,533
ServiceNow, Inc. *	2,645	1,542,035
Synopsys, Inc. *	5,560	2,512,008
		56,689,131

Technology Hardware & Equipment 12.4%
Apple Inc.	186,176	36,574,275
Total Common Stocks (Cost $131,755,286)		274,807,936

INVESTMENT COMPANIES 2.0% OF NET ASSETS

Equity Funds 2.0%
Invesco QQQ Trust, Series 1	15,475	5,937,448
Total Investment Companies (Cost $5,919,480)		5,937,448
Total Investments in Securities (Cost $137,674,766)		280,745,384

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/15/23	20	4,614,500	287,721

*	Non-income producing security.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$274,807,936	$—	$—	$274,807,936
Investment Companies[1]	5,937,448	—	—	5,937,448
Futures Contracts[2]	287,721	—	—	287,721
Total	$281,033,105	$—	$—	$281,033,105

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.2% OF NET ASSETS

Automobiles & Components 2.7%
American Axle & Manufacturing Holdings, Inc. *	282,501	2,669,634
Fox Factory Holding Corp. *	4,917	550,212
LCI Industries	6,404	872,673
Modine Manufacturing Co. *	108,894	4,090,059
Patrick Industries, Inc.	30,416	2,632,505
The Goodyear Tire & Rubber Co. *	63,926	1,027,930
Visteon Corp. *	9,566	1,474,025
Winnebago Industries, Inc.	26,971	1,855,605
		15,172,643

Banks 7.7%
Associated Banc-Corp.	283,604	5,374,296
Axos Financial, Inc. *	12,857	604,279
Banner Corp.	5,220	248,524
Cathay General Bancorp	32,982	1,254,635
Eagle Bancorp, Inc.	33,074	916,150
Enterprise Financial Services Corp.	49,137	2,014,617
First BanCorp	151,531	2,250,235
Great Southern Bancorp, Inc.	37,856	2,094,573
Hancock Whitney Corp.	85,526	3,763,999
Hanmi Financial Corp.	55,564	1,055,716
HomeTrust Bancshares, Inc.	19,033	462,692
International Bancshares Corp.	95,606	4,745,882
Mercantile Bank Corp.	80,576	2,829,829
Metropolitan Bank Holding Corp. *	7,720	349,639
OceanFirst Financial Corp.	44,229	823,986
OFG Bancorp	19,210	643,343
Old Second Bancorp, Inc.	47,966	766,976
Peapack-Gladstone Financial Corp.	72,272	2,112,511
Renasant Corp.	66,293	2,051,105
Republic Bancorp, Inc., Class A	29,304	1,343,002
SouthState Corp.	31,944	2,481,091
Trustmark Corp.	31,562	828,818
UMB Financial Corp.	29,827	2,117,717
Univest Financial Corp.	28,441	554,600
Washington Federal, Inc.	53,428	1,658,405
Western New England Bancorp, Inc.	39,105	261,613
		43,608,233

Capital Goods 12.3%
AAR Corp. *	39,962	2,389,728
AeroVironment, Inc. *	17,419	1,659,334
Alamo Group, Inc.	2,096	406,121
Applied Industrial Technologies, Inc.	6,332	918,077
Array Technologies, Inc. *	49,143	936,174
Atkore, Inc. *	51,723	8,206,888
AZZ, Inc.	23,139	1,025,752
Boise Cascade Co.	14,013	1,450,205
Ducommun, Inc. *	23,955	1,201,104
SECURITY	NUMBER OF SHARES	VALUE ($)
EMCOR Group, Inc.	28,471	6,122,404
Encore Wire Corp.	9,166	1,564,545
EnerSys	37,771	4,091,355
Helios Technologies, Inc.	27,806	1,757,339
Herc Holdings, Inc.	7,806	1,044,677
Hillenbrand, Inc.	23,780	1,235,133
IES Holdings, Inc. *	13,986	801,678
JELD-WEN Holding, Inc. *	73,662	1,311,920
Moog, Inc., Class A	49,544	5,223,919
Mueller Industries, Inc.	74,621	6,048,778
MYR Group, Inc. *	11,863	1,691,189
Preformed Line Products Co.	9,869	1,712,370
Proto Labs, Inc. *	13,625	451,669
Shoals Technologies Group, Inc., Class A *	29,734	771,895
Simpson Manufacturing Co., Inc.	16,487	2,604,946
SPX Technologies, Inc. *	9,150	774,181
Standex International Corp.	1,861	276,489
Sterling Infrastructure, Inc. *	51,440	3,085,886
Terex Corp.	40,650	2,383,309
Titan International, Inc. *	103,699	1,295,200
UFP Industries, Inc.	21,676	2,227,426
V2X, Inc. *	21,753	1,119,409
Veritiv Corp.	13,063	1,830,518
Wabash National Corp.	42,901	1,015,896
Watts Water Technologies, Inc., Class A	5,805	1,082,807
		69,718,321

Commercial & Professional Services 2.7%
Casella Waste Systems, Inc., Class A *	32,699	2,638,482
Cimpress plc *	28,148	1,956,286
Conduent, Inc. *	201,790	698,193
ExlService Holdings, Inc. *	20,944	2,952,057
Insperity, Inc.	7,628	897,434
Kforce, Inc.	38,447	2,439,078
Mastech Digital, Inc. *	20,611	220,126
NV5 Global, Inc. *	7,237	792,813
SP Plus Corp. *	45,402	1,745,707
TriNet Group, Inc. *	7,290	767,127
Verra Mobility Corp., Class A *	10,204	214,182
		15,321,485

Consumer Discretionary Distribution & Retail 2.1%
AutoNation, Inc. *	1,762	283,647
Build-A-Bear Workshop, Inc.	54,997	1,350,176
Caleres, Inc.	20,191	545,965
CarParts.com, Inc. *	263,613	1,323,337
Chico's FAS, Inc. *	221,362	1,350,308
Group 1 Automotive, Inc.	7,928	2,049,626
Macy's, Inc.	165,881	2,751,966
Signet Jewelers Ltd.	14,784	1,189,964
The Buckle, Inc.	19,762	722,499
The Children's Place, Inc. *	15,685	493,136
		12,060,624

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 1.7%
Crocs, Inc. *	13,283	1,439,213
La-Z-Boy, Inc.	14,013	439,588
Malibu Boats, Inc., Class A *	23,703	1,420,995
MasterCraft Boat Holdings, Inc. *	81,836	2,508,273
Oxford Industries, Inc.	9,747	1,051,214
Skyline Champion Corp. *	23,702	1,651,081
Solo Brands, Inc., Class A *	87,447	512,440
Vista Outdoor, Inc. *	15,854	480,376
		9,503,180

Consumer Services 3.5%
Bloomin' Brands, Inc.	119,304	3,205,699
Boyd Gaming Corp.	34,708	2,371,251
Dave & Buster's Entertainment, Inc. *	31,481	1,441,830
Everi Holdings, Inc. *	57,797	857,707
Hilton Grand Vacations, Inc. *	64,028	2,977,302
Inspired Entertainment, Inc. *	76,732	966,056
International Game Technology plc	19,494	659,482
Light & Wonder, Inc. *	17,371	1,221,181
PlayAGS, Inc. *	93,766	620,731
SeaWorld Entertainment, Inc. *	40,447	2,239,550
Stride, Inc. *	35,619	1,361,002
Texas Roadhouse, Inc., Class A	19,033	2,123,131
		20,044,922

Consumer Staples Distribution & Retail 0.6%
BJ's Wholesale Club Holdings, Inc. *	6,582	436,452
The Andersons, Inc.	64,286	3,138,443
		3,574,895

Energy 7.0%
Arch Resources, Inc.	8,548	1,097,905
California Resources Corp.	12,333	657,965
ChampionX Corp.	42,027	1,496,161
Chord Energy Corp.	3,318	520,395
Civitas Resources, Inc.	15,706	1,175,751
CONSOL Energy, Inc.	37,286	2,778,553
CVR Energy, Inc.	84,855	3,117,573
Delek US Holdings, Inc.	8,756	241,578
Equitrans Midstream Corp.	45,997	476,989
Liberty Energy, Inc., Class A	286,522	4,719,017
Magnolia Oil & Gas Corp., Class A	56,907	1,260,490
Matador Resources Co.	39,715	2,209,345
Murphy Oil Corp.	12,860	556,452
NexTier Oilfield Solutions, Inc. *	289,317	3,448,659
Ovintiv, Inc.	9,840	453,526
Par Pacific Holdings, Inc. *	17,646	555,496
Patterson-UTI Energy, Inc.	109,152	1,728,968
PBF Energy, Inc., Class A	66,393	3,149,684
Peabody Energy Corp.	27,391	614,654
RPC, Inc.	117,353	976,377
SM Energy Co.	53,225	1,931,535
Southwestern Energy Co. *	274,016	1,775,624
Teekay Corp. *	116,886	778,461
Teekay Tankers Ltd., Class A	14,659	639,279
US Silica Holdings, Inc. *	178,439	2,321,491
W&T Offshore, Inc. *	151,384	663,062
World Kinect Corp.	13,272	299,151
		39,644,141

Equity Real Estate Investment Trusts (REITs) 4.9%
Apple Hospitality REIT, Inc.	382,634	5,930,827
Armada Hoffler Properties, Inc.	244,009	3,030,592
SECURITY	NUMBER OF SHARES	VALUE ($)
BRT Apartments Corp.	75,106	1,462,314
CareTrust REIT, Inc.	27,704	575,966
DiamondRock Hospitality Co.	319,793	2,718,240
EastGroup Properties, Inc.	17,948	3,180,027
Paramount Group, Inc.	172,415	903,455
Piedmont Office Realty Trust, Inc., Class A	91,234	678,781
RPT Realty	45,684	496,585
Ryman Hospitality Properties, Inc.	59,375	5,657,844
Sabra Health Care REIT, Inc.	48,950	635,860
SITE Centers Corp.	78,628	1,104,723
Uniti Group, Inc.	115,959	647,051
Urban Edge Properties	64,162	1,091,396
		28,113,661

Financial Services 5.1%
Donnelley Financial Solutions, Inc. *	18,902	894,065
Enact Holdings, Inc.	46,559	1,266,405
Enova International, Inc. *	67,277	3,706,290
Essent Group Ltd.	27,018	1,340,093
EVERTEC, Inc.	13,758	541,102
Federal Agricultural Mortgage Corp., Class C	15,930	2,560,748
Jackson Financial, Inc., Class A	31,507	1,040,361
Merchants Bancorp	9,966	315,025
MGIC Investment Corp.	95,345	1,596,075
NMI Holdings, Inc., Class A *	25,925	692,457
OneMain Holdings, Inc.	56,956	2,590,359
Oportun Financial Corp. *	64,300	395,445
Piper Sandler Cos.	2,995	438,348
Radian Group, Inc.	58,696	1,580,683
Regional Management Corp.	48,480	1,575,115
StepStone Group, Inc., Class A	38,659	1,085,158
Stifel Financial Corp.	42,385	2,693,143
StoneX Group, Inc. *	17,191	1,581,744
Victory Capital Holdings, Inc., Class A	11,263	373,481
Virtus Investment Partners, Inc.	12,939	2,661,940
		28,928,037

Food, Beverage & Tobacco 2.8%
Coca-Cola Consolidated, Inc.	8,347	5,287,073
John B. Sanfilippo & Son, Inc.	982	106,950
MGP Ingredients, Inc.	7,560	861,916
National Beverage Corp. *	36,784	1,944,034
Primo Water Corp.	189,849	2,690,160
The Simply Good Foods Co. *	16,772	649,244
Vector Group Ltd.	337,447	4,427,305
		15,966,682

Health Care Equipment & Services 5.3%
Addus HomeCare Corp. *	5,252	480,926
AirSculpt Technologies, Inc. (a)	44,104	400,023
AMN Healthcare Services, Inc. *	15,098	1,617,751
Avanos Medical, Inc. *	36,623	896,165
Axonics, Inc. *	8,943	539,889
Cerus Corp. *	270,093	829,185
Haemonetics Corp. *	12,962	1,195,615
Hims & Hers Health, Inc. *	121,790	1,092,456
Inmode Ltd. *	16,776	719,858
Inspire Medical Systems, Inc. *	1,777	511,438
Lantheus Holdings, Inc. *	58,525	5,061,827
LivaNova plc *	15,145	885,225
Merit Medical Systems, Inc. *	58,683	4,381,860
ModivCare, Inc. *	4,961	216,994
NeoGenomics, Inc. *	17,832	309,029
NextGen Healthcare, Inc. *	45,238	752,308
OmniAb, Inc., Class A *(b)	5,508	0

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OmniAb, Inc., Class B *(b)	5,508	0
Option Care Health, Inc. *	39,310	1,327,892
OraSure Technologies, Inc. *	125,881	594,158
Shockwave Medical, Inc. *	3,348	872,489
STAAR Surgical Co. *	15,370	841,815
Tenet Healthcare Corp. *	7,942	593,506
The Ensign Group, Inc.	28,849	2,794,603
Utah Medical Products, Inc.	4,981	489,782
Veradigm, Inc. *	107,604	1,454,806
Zimvie, Inc. *	49,870	684,216
Zynex, Inc. *(a)	75,538	737,251
		30,281,067

Household & Personal Products 0.6%
elf Beauty, Inc. *	10,984	1,282,053
Herbalife Ltd. *	9,730	158,015
Medifast, Inc.	13,522	1,377,757
Nature's Sunshine Products, Inc. *	37,813	527,491
		3,345,316

Insurance 1.6%
American Equity Investment Life Holding Co. *	39,161	2,101,771
CNO Financial Group, Inc.	201,889	5,192,585
Genworth Financial, Inc., Class A *	105,366	617,445
Investors Title Co.	1,858	290,870
Kinsale Capital Group, Inc.	2,736	1,019,515
		9,222,186

Materials 4.0%
AdvanSix, Inc.	17,366	696,550
Alpha Metallurgical Resources, Inc.	4,159	720,422
Avient Corp.	71,456	2,896,112
Cabot Corp.	17,523	1,244,133
Commercial Metals Co.	20,853	1,193,209
Constellium SE, Class A *	220,404	4,207,512
Ecovyst, Inc. *	230,004	2,826,749
H.B. Fuller Co.	11,231	831,431
Ingevity Corp. *	14,245	911,965
LSB Industries, Inc. *	39,787	444,421
O-I Glass, Inc. *	56,088	1,287,780
Orion S.A.	26,918	590,043
Quaker Chemical Corp.	2,717	544,432
Rayonier Advanced Materials, Inc. *	105,791	500,391
Ryerson Holding Corp.	55,279	2,348,805
SunCoke Energy, Inc.	174,877	1,552,908
		22,796,863

Media & Entertainment 2.3%
AMC Networks, Inc., Class A *	68,700	866,994
Cargurus, Inc. *	18,673	423,130
Cars.com, Inc. *	58,592	1,336,484
Entravision Communications Corp., Class A	227,618	1,088,014
Gaia, Inc., Class A *	44,500	104,575
Gannett Co., Inc. *	148,450	418,629
Gray Television, Inc.	114,949	1,088,567
iHeartMedia, Inc., Class A *	97,406	460,730
IMAX Corp. *	48,630	895,278
Shutterstock, Inc.	27,031	1,390,745
Yelp, Inc., Class A *	87,001	3,919,395
Ziff Davis, Inc. *	11,205	812,587
		12,805,128

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 11.6%
2seventy bio, Inc. *	39,172	297,315
ACADIA Pharmaceuticals, Inc. *	85,573	2,502,155
Agios Pharmaceuticals, Inc. *	22,874	606,618
Alkermes plc *	117,209	3,431,880
Amicus Therapeutics, Inc. *	152,254	2,073,700
Amneal Pharmaceuticals, Inc. *	447,489	1,431,965
Amphastar Pharmaceuticals, Inc. *	32,714	1,985,413
Arcus Biosciences, Inc. *	34,756	691,644
Arrowhead Pharmaceuticals, Inc. *	32,572	1,124,385
Arvinas, Inc. *	22,617	559,092
Assertio Holdings, Inc. *	205,923	1,171,702
Aurinia Pharmaceuticals, Inc. *	21,205	245,554
Beam Therapeutics, Inc. *	12,397	382,695
BioCryst Pharmaceuticals, Inc. *	23,543	173,983
Bridgebio Pharma, Inc. *	91,987	3,220,465
Cara Therapeutics, Inc. *	194,145	646,503
Caribou Biosciences, Inc. *	24,887	178,938
Catalyst Pharmaceuticals, Inc. *	131,363	1,816,750
Codexis, Inc. *	106,837	384,613
Collegium Pharmaceutical, Inc. *	32,695	744,138
Deciphera Pharmaceuticals, Inc. *	78,471	1,060,928
Denali Therapeutics, Inc. *	22,087	627,933
Dynavax Technologies Corp. *	42,203	590,420
Dyne Therapeutics, Inc. *	25,035	304,926
Eagle Pharmaceuticals, Inc. *	29,281	607,874
Editas Medicine, Inc. *	58,785	516,132
Fate Therapeutics, Inc. *	331,124	1,367,542
Halozyme Therapeutics, Inc. *	29,341	1,260,489
Harmony Biosciences Holdings, Inc. *	22,922	810,751
Harvard Bioscience, Inc. *	126,539	588,406
Horizon Therapeutics plc *	13,976	1,401,374
IGM Biosciences, Inc. *(a)	23,025	244,986
ImmunoGen, Inc. *	46,972	837,041
Intercept Pharmaceuticals, Inc. *	72,218	779,954
Ironwood Pharmaceuticals, Inc., Class A *	155,237	1,721,578
Karuna Therapeutics, Inc. *	4,784	955,700
Kiniksa Pharmaceuticals Ltd., Class A *	133,519	2,515,498
Kymera Therapeutics, Inc. *	11,109	243,065
Ligand Pharmaceuticals, Inc. *	28,305	1,894,454
MacroGenics, Inc. *	344,941	1,645,369
Medpace Holdings, Inc. *	25,005	6,330,516
Mersana Therapeutics, Inc. *	57,116	69,967
MiMedx Group, Inc. *	133,074	1,073,907
Morphic Holding, Inc. *	9,921	562,818
Myriad Genetics, Inc. *	18,320	409,452
Nurix Therapeutics, Inc. *	39,694	385,429
Organogenesis Holdings, Inc., Class A *	265,465	1,133,536
Phibro Animal Health Corp., Class A	79,718	1,154,317
Prestige Consumer Healthcare, Inc. *	42,530	2,773,381
PTC Therapeutics, Inc. *	27,076	1,092,246
Repligen Corp. *	77	13,210
Rigel Pharmaceuticals, Inc. *	407,364	562,162
TG Therapeutics, Inc. *	30,413	629,245
Travere Therapeutics, Inc. *	33,522	576,243
Vanda Pharmaceuticals, Inc. *	196,999	1,138,654
Veracyte, Inc. *	84,876	2,329,846
Vericel Corp. *	18,406	661,144
Vir Biotechnology, Inc. *	36,407	512,611
Xencor, Inc. *	23,893	580,361
		65,632,973

Real Estate Management & Development 0.2%
eXp World Holdings, Inc.	50,819	1,267,426

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.0%
Ambarella, Inc. *	5,097	425,192
Amkor Technology, Inc.	29,727	864,758
Axcelis Technologies, Inc. *	21,381	4,286,463
Diodes, Inc. *	18,066	1,707,056
Lattice Semiconductor Corp. *	64,917	5,903,552
MaxLinear, Inc. *	41,976	1,035,548
Onto Innovation, Inc. *	5,610	697,435
Photronics, Inc. *	45,125	1,193,556
Synaptics, Inc. *	8,663	782,356
		16,895,916

Software & Services 6.6%
8x8, Inc. *	315,131	1,493,721
A10 Networks, Inc.	67,754	1,051,542
Agilysys, Inc. *	16,724	1,231,388
Alarm.com Holdings, Inc. *	10,732	592,514
Asana, Inc., Class A *	25,116	609,816
Blackline, Inc. *	28,412	1,650,169
Box, Inc., Class A *	167,928	5,247,750
CommVault Systems, Inc. *	10,126	789,119
Domo, Inc., Class B *	72,801	1,300,954
eGain Corp. *	188,200	1,387,034
EngageSmart, Inc. *	9,786	185,543
Everbridge, Inc. *	35,938	1,108,328
PagerDuty, Inc. *	107,748	2,792,828
Qualys, Inc. *	40,501	5,621,539
Sprinklr, Inc., Class A *	75,428	1,059,009
Sprout Social, Inc., Class A *	27,507	1,571,750
Tenable Holdings, Inc. *	16,251	790,774
The Hackett Group, Inc.	64,409	1,497,509
Unisys Corp. *	285,306	1,552,065
Workiva, Inc., Class A *	27,481	2,893,474
Yext, Inc. *	92,483	898,935
Zeta Global Holdings Corp., Class A *	92,943	856,934
Zuora, Inc., Class A *	117,441	1,377,583
		37,560,278

Technology Hardware & Equipment 4.5%
Arlo Technologies, Inc. *	39,333	446,823
Avid Technology, Inc. *	58,166	1,386,677
Belden, Inc.	31,827	3,075,761
Calix, Inc. *	7,357	331,874
CommScope Holding Co., Inc. *	220,768	993,456
Extreme Networks, Inc. *	147,042	3,909,847
Fabrinet *	15,169	1,875,495
OSI Systems, Inc. *	14,083	1,679,116
Rogers Corp. *	3,982	671,405
Sanmina Corp. *	8,821	542,139
Super Micro Computer, Inc. *	15,635	5,163,771
Vishay Intertechnology, Inc.	145,525	4,096,529
Xerox Holdings Corp.	85,124	1,360,282
		25,533,175

Telecommunication Services 1.0%
Cogent Communications Holdings, Inc.	7,872	482,081
Iridium Communications, Inc.	32,245	1,694,475
Liberty Latin America Ltd., Class A *	353,075	2,965,830
Ooma, Inc. *	32,459	486,885
		5,629,271

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.4%
ArcBest Corp.	4,717	548,681
Daseke, Inc. *	248,260	1,931,463
Forward Air Corp.	18,967	2,254,038
Hub Group, Inc., Class A *	11,981	1,079,848
Matson, Inc.	16,791	1,569,287
Radiant Logistics, Inc. *	69,136	532,347
		7,915,664

Utilities 2.0%
Chesapeake Utilities Corp.	6,681	789,961
Clearway Energy, Inc., Class A	105,973	2,614,354
Consolidated Water Co., Ltd.	35,962	703,417
Genie Energy Ltd., Class B	66,550	892,435
MGE Energy, Inc.	5,556	445,813
New Jersey Resources Corp.	14,851	663,840
Otter Tail Corp.	60,856	4,929,945
Via Renewables, Inc., Class A	21,017	171,709
		11,211,474
Total Common Stocks (Cost $469,730,637)		551,753,561

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)(d)	1,215,578	1,215,578
Total Short-Term Investments (Cost $1,215,578)		1,215,578
Total Investments in Securities (Cost $470,946,215)		552,969,139

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/15/23	150	15,102,000	967,101

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,179,963.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$521,472,494	$—	$—	$521,472,494
Health Care Equipment & Services	30,281,067	—	0 *	30,281,067
Short-Term Investments[1]	1,215,578	—	—	1,215,578
Futures Contracts[2]	967,101	—	—	967,101
Total	$553,936,240	$—	$—	$553,936,240

*	Level 3 amount shown includes securities determined to have no value at July 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Australia 0.7%
Ansell Ltd.	57,028	926,117
Cochlear Ltd.	6,544	1,052,748
CSL Ltd.	6,623	1,192,909
Pro Medicus Ltd.	29,011	1,343,590
Sonic Healthcare Ltd.	58,796	1,389,220
		5,904,584

Denmark 3.9%
Demant A/S *	31,535	1,254,928
Novo Nordisk A/S, Class B	187,506	30,235,754
		31,490,682

France 2.2%
EssilorLuxottica S.A.	24,831	4,995,381
Ipsen S.A.	56,414	7,109,677
Sanofi	52,677	5,619,820
		17,724,878

Germany 0.3%
Fresenius SE & Co. KGaA	78,478	2,462,808

Hong Kong 0.1%
The United Laboratories International Holdings Ltd.	752,000	603,170

Ireland 2.6%
Medtronic plc	236,283	20,736,196

Japan 2.2%
Astellas Pharma, Inc.	431,400	6,308,081
Hoya Corp.	49,000	5,706,506
Ono Pharmaceutical Co., Ltd.	168,000	3,078,654
Shionogi & Co., Ltd.	62,800	2,631,824
		17,725,065

Republic of Korea 0.1%
Dentium Co., Ltd.	6,793	766,088

Sweden 0.3%
Elekta AB, B Shares	317,112	2,568,995

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 5.7%
Novartis AG	164,655	17,238,906
Roche Holding AG	77,606	24,061,844
Sonova Holding AG	14,456	4,029,538
		45,330,288

Taiwan 0.2%
Universal Vision Biotechnology Co., Ltd. *	120,000	1,497,344

United Kingdom 3.1%
AstraZeneca plc	124,258	17,852,917
GSK plc	383,303	6,823,235
		24,676,152

United States 78.4%
Abbott Laboratories	226,284	25,192,198
AbbVie, Inc.	108,560	16,238,405
Agilent Technologies, Inc.	126,206	15,368,105
Alkermes plc *	82,000	2,400,960
Amgen, Inc.	115,984	27,157,653
Becton, Dickinson & Co.	30,898	8,608,801
Biogen, Inc. *	36,226	9,787,903
BioMarin Pharmaceutical, Inc. *	56,532	4,970,859
Bio-Techne Corp.	38,584	3,217,906
Bristol-Myers Squibb Co.	324,302	20,168,341
Cardinal Health, Inc.	33,629	3,076,045
Cigna Corp.	80,169	23,657,872
CVS Health Corp.	40,942	3,057,958
Danaher Corp.	80,806	20,610,378
DaVita, Inc. *	7,934	809,189
Dentsply Sirona, Inc.	149,003	6,186,604
Edwards Lifesciences Corp. *	73,287	6,014,664
Elanco Animal Health, Inc. *	118,200	1,426,674
Elevance Health, Inc.	37,011	17,455,498
Eli Lilly & Co.	85,322	38,783,115
Gilead Sciences, Inc.	276,732	21,070,374
Halozyme Therapeutics, Inc. *	185,956	7,988,670
Hologic, Inc. *	133,346	10,590,339
Humana, Inc.	25,938	11,849,256
Incyte Corp. *	46,447	2,959,603
Intellia Therapeutics, Inc. *	27,272	1,154,424
Intuitive Surgical, Inc. *	17,368	5,634,179
IQVIA Holdings, Inc. *	62,840	14,061,078
Ironwood Pharmaceuticals, Inc., Class A *	33,163	367,778
Jazz Pharmaceuticals plc *	63,510	8,282,974
Johnson & Johnson	227,266	38,073,873
Lantheus Holdings, Inc. *	47,970	4,148,925
McKesson Corp.	18,694	7,522,466
Medpace Holdings, Inc. *	26,555	6,722,929
Merck & Co., Inc.	376,042	40,104,879
Merit Medical Systems, Inc. *	44,501	3,322,890
Mettler-Toledo International, Inc. *	11,210	14,096,239

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NextGen Healthcare, Inc. *	111,801	1,859,251
Pfizer, Inc.	451,544	16,282,677
Prestige Consumer Healthcare, Inc. *	129,156	8,422,263
Regeneron Pharmaceuticals, Inc. *	8,131	6,032,470
Stryker Corp.	7,997	2,266,430
Supernus Pharmaceuticals, Inc. *	33,700	1,034,253
The Cooper Cos., Inc.	3,500	1,369,410
Thermo Fisher Scientific, Inc.	37,354	20,494,646
United Therapeutics Corp. *	37,583	9,122,146
UnitedHealth Group, Inc.	91,659	46,413,368
Veracyte, Inc. *	71,378	1,959,326
Vertex Pharmaceuticals, Inc. *	66,246	23,341,116
SECURITY	NUMBER OF SHARES	VALUE ($)
Waters Corp. *	23,288	6,432,378
Zimmer Biomet Holdings, Inc.	103,288	14,269,237
Zoetis, Inc.	87,416	16,442,075
		627,881,050
Total Common Stocks (Cost $536,919,285)		799,367,300
Total Investments in Securities (Cost $536,919,285)		799,367,300

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$648,617,246	$—	$—	$648,617,246
Australia	—	5,904,584	—	5,904,584
Denmark	—	31,490,682	—	31,490,682
France	—	17,724,878	—	17,724,878
Germany	—	2,462,808	—	2,462,808
Hong Kong	—	603,170	—	603,170
Japan	—	17,725,065	—	17,725,065
Republic of Korea	—	766,088	—	766,088
Sweden	—	2,568,995	—	2,568,995
Switzerland	—	45,330,288	—	45,330,288
Taiwan	—	1,497,344	—	1,497,344
United Kingdom	—	24,676,152	—	24,676,152
Total	$648,617,246	$150,750,054	$—	$799,367,300

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 7.6%
ANZ Group Holdings Ltd.	206,416	3,581,145
Aristocrat Leisure Ltd.	153,174	4,056,847
BHP Group Ltd.	341,183	10,618,252
Iluka Resources Ltd.	398,749	2,754,145
National Australia Bank Ltd.	108,648	2,081,266
Qantas Airways Ltd. *	1,327,148	5,831,184
QBE Insurance Group Ltd.	131,885	1,400,210
Sonic Healthcare Ltd.	127,838	3,020,530
South32 Ltd.	1,131,324	2,978,997
Suncorp Group Ltd.	316,867	3,036,227
Technology One Ltd.	335,762	3,557,450
		42,916,253

Austria 0.9%
Erste Group Bank AG	23,066	871,799
Wienerberger AG	126,459	4,153,020
		5,024,819

Brazil 0.3%
Banco do Brasil S.A.	177,100	1,804,800

Canada 2.0%
CGI, Inc. *	56,109	5,701,745
Imperial Oil Ltd.	31,700	1,707,783
Loblaw Cos., Ltd.	27,460	2,436,446
Suncor Energy, Inc.	45,200	1,414,289
		11,260,263

China 0.7%
COSCO SHIPPING Holdings Co., Ltd., H Shares	1,977,500	2,093,010
Tencent Holdings Ltd.	38,500	1,769,503
		3,862,513

Denmark 3.7%
Novo Nordisk A/S, Class B	122,442	19,744,041
Pandora A/S	12,369	1,237,295
		20,981,336

France 15.0%
BNP Paribas S.A.	35,323	2,329,474
Cie de Saint-Gobain	118,432	8,009,716
Dassault Aviation S.A.	13,667	2,654,969
Eiffage S.A.	75,938	7,900,402
Engie S.A.	321,374	5,272,245
Hermes International	1,695	3,751,484
SECURITY	NUMBER OF SHARES	VALUE ($)
Ipsen S.A.	40,575	5,113,538
L'Oreal S.A.	25,318	11,775,640
LVMH Moet Hennessy Louis Vuitton SE	20,873	19,386,165
Sanofi	22,454	2,395,494
Schneider Electric SE	8,546	1,524,367
Societe Generale S.A.	79,877	2,172,394
TotalEnergies SE	193,533	11,758,389
		84,044,277

Germany 8.6%
Allianz SE	19,821	4,737,206
Bayerische Motoren Werke AG	70,870	8,642,594
Deutsche Telekom AG	259,900	5,666,141
Heidelberg Materials AG	47,944	3,885,758
Infineon Technologies AG	85,787	3,769,092
Mercedes-Benz Group AG	79,477	6,347,265
SAP SE	38,147	5,203,692
Siemens AG	58,481	9,967,627
		48,219,375

Greece 0.2%
OPAP SA	52,129	916,821

Hong Kong 1.4%
AIA Group Ltd.	97,800	978,463
China CITIC Bank Corp., Ltd., H Shares	1,982,000	958,484
Hong Kong Exchanges & Clearing Ltd.	41,600	1,753,939
NetEase, Inc.	57,000	1,241,479
PetroChina Co., Ltd., H Shares	3,586,000	2,629,386
Sino Land Co., Ltd.	356,585	437,716
		7,999,467

Ireland 1.1%
CRH plc	102,224	6,089,579

Italy 3.0%
Assicurazioni Generali S.p.A.	61,244	1,304,529
Stellantis N.V.	335,309	6,879,830
UniCredit S.p.A.	122,000	3,089,070
Unipol Gruppo S.p.A.	967,764	5,388,210
		16,661,639

Japan 20.3%
Advantest Corp.	25,100	3,471,577
BayCurrent Consulting, Inc.	21,800	704,025
Canon, Inc.	25,200	651,304
Dai-ichi Life Holdings, Inc.	53,200	1,086,967
Dexerials Corp.	31,100	706,024
DMG Mori Co., Ltd.	83,900	1,427,634
Fast Retailing Co., Ltd.	11,100	2,780,691

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fujikura Ltd.	327,800	2,740,795
Hitachi Ltd.	32,000	2,094,864
Honda Motor Co., Ltd.	131,300	4,186,026
Hoya Corp.	52,003	6,056,234
Inpex Corp.	298,100	3,849,132
Japan Exchange Group, Inc.	196,700	3,427,142
Japan Tobacco, Inc.	157,782	3,501,119
KDDI Corp.	137,200	4,038,029
Keyence Corp.	8,800	3,948,929
Lawson, Inc.	107,200	5,378,736
Marubeni Corp.	180,000	3,186,899
Meitec Corp.	51,100	931,569
Mitsubishi Corp.	94,900	4,855,697
Nexon Co., Ltd.	105,400	2,010,970
Nippon Building Fund, Inc.	325	1,362,339
Nippon Express Holdings, Inc.	11,000	644,943
Obic Co., Ltd.	9,530	1,559,490
Ono Pharmaceutical Co., Ltd.	208,100	3,813,499
ORIX Corp.	364,000	7,002,093
Recruit Holdings Co., Ltd.	50,300	1,742,173
Seino Holdings Co., Ltd.	197,000	3,100,489
Shimamura Co., Ltd.	10,600	1,049,779
Shin-Etsu Chemical Co., Ltd.	276,000	9,092,777
Shinko Electric Industries Co., Ltd.	15,400	622,635
Sompo Holdings, Inc.	18,600	822,320
Sony Group Corp.	37,800	3,540,583
Sumitomo Mitsui Financial Group, Inc.	156,100	7,313,542
Suntory Beverage & Food Ltd.	70,600	2,513,149
Tokyo Electron Ltd.	26,400	3,962,295
Toyo Suisan Kaisha Ltd.	17,000	703,156
Toyota Motor Corp.	100,400	1,688,100
Yakult Honsha Co., Ltd.	47,500	2,635,577
		114,203,302

Netherlands 6.1%
ABN AMRO Bank N.V., GDR	132,464	2,252,313
ASML Holding N.V.	24,397	17,474,809
Koninklijke Ahold Delhaize N.V.	229,725	7,918,303
OCI N.V. *	33,100	943,343
Wolters Kluwer N.V.	46,365	5,822,331
		34,411,099

Norway 0.7%
Equinor A.S.A.	68,221	2,086,776
Norsk Hydro A.S.A.	298,554	1,955,355
		4,042,131

Republic of Korea 1.7%
Doosan Bobcat, Inc.	40,330	1,849,998
Kia Corp.	68,647	4,455,143
Samsung Electro-Mechanics Co., Ltd.	6,004	684,929
Samsung Electronics Co., Ltd.	51,704	2,830,930
		9,821,000

Singapore 0.8%
Jardine Cycle & Carriage Ltd.	104,500	2,697,127
Jardine Matheson Holdings Ltd.	38,800	1,916,542
		4,613,669

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	300,000	2,377,912
Banco Santander S.A.	1,078,329	4,369,693
Industria de Diseno Textil S.A.	24,116	923,108
		7,670,713

Sweden 1.3%
Assa Abloy AB, B Shares	26,900	646,754
Atlas Copco AB, A Shares	237,205	3,369,707
Nordea Bank Abp	144,421	1,634,605
Sandvik AB	22,805	463,227
SSAB AB, A Shares	85,965	545,486
Telefonaktiebolaget LM Ericsson, B Shares	126,417	635,938
		7,295,717

Switzerland 8.4%
ABB Ltd.	57,000	2,287,268
Cie Financiere Richemont S.A., Class A	32,744	5,272,858
Holcim Ltd. *	22,632	1,577,381
Nestle S.A.	95,008	11,640,297
Novartis AG	156,339	16,368,245
Partners Group Holding AG	1,725	1,936,543
Roche Holding AG	23,233	7,203,423
UBS Group AG	30,535	677,537
		46,963,552

Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	237,000	4,279,651

United Kingdom 13.0%
AstraZeneca plc	49,169	7,064,415
BAE Systems plc	265,935	3,180,328
Burberry Group plc	50,263	1,434,769
Centrica plc	1,857,162	3,291,170
Glencore plc	508,625	3,093,169
GSK plc	336,163	5,984,088
Howden Joinery Group plc	292,851	2,772,993
HSBC Holdings plc	1,680,795	13,961,377
Imperial Brands plc	180,648	4,267,888
Investec plc	821,614	5,162,430
Land Securities Group plc	186,207	1,546,410
Legal & General Group plc	830,297	2,488,288
Man Group plc	1,287,933	3,948,275
NatWest Group plc	702,672	2,205,714
Rio Tinto plc	38,893	2,570,739
Shell plc	206,996	6,273,583
Tesco plc	762,547	2,525,610
Unilever plc	28,498	1,531,280
		73,302,526
Total Common Stocks (Cost $455,449,124)		556,384,502

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (a)	4,065,381	4,065,381
Total Short-Term Investments (Cost $4,065,381)		4,065,381
Total Investments in Securities (Cost $459,514,505)		560,449,883

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

GDR —	Global Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$463,927,334	$—	$463,927,334
Brazil	1,804,800	—	—	1,804,800
Canada	11,260,263	—	—	11,260,263
Ireland	6,089,579	—	—	6,089,579
United Kingdom	5,162,430	68,140,096	—	73,302,526
Short-Term Investments[1]	4,065,381	—	—	4,065,381
Total	$28,382,453	$532,067,430	$—	$560,449,883

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JUL23